Note 32 - Financial Instruments and Risk Management (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fidelity Printers [member]
Statement Line Items [Line Items]
Trade receivables	$ 7,383	$ 4,528